NOTE 5 – RELATED PARTY TRANSACTIONS (Details Narrative)	3 Months Ended
Jun. 30, 2021 USD ($)
Related Party Transactions [Abstract]
Shareholder advances	$ 79,096
Directors fees	$ 330,000